Cash - Currency (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents
Total	$ 50,752	$ 71,798	$ 68,581	$ 86,774
United States Dollars
Cash and cash equivalents
Total	32,397	58,840
Euro
Cash and cash equivalents
Total	17,506	12,533
Russian Ruble
Cash and cash equivalents
Total	93	89
Armenian Dram
Cash and cash equivalents
Total	280	55
Kazakhstani Tenge
Cash and cash equivalents
Total	467	269
United Arab Emirates Dirham
Cash and cash equivalents
Total	$ 9	$ 12